Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Schedule of investment in joint ventures accounted for under the equity method of accounting

	Equity-accounted investees		Share in income (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2024	As of December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	8,422	19,490	2,491	(6,564)	8,208
Pavoni & C. Spa	7,508	7,870	189	396	470
Covalent Lithium Pty Ltd. (1)	—	—	(758)	107	—
Pirra Lithium Pty Ltd.	3,535	3,544	—	—	—
Azure Minerals	542,456	—	—	—	—
Total	561,921	30,904	1,922	(6,061)	8,678

(1) Investments accounted for using the equity method with a negative value are included within “Other non-current provisions” in the amount of ThUS$1,259 and ThUS$ 766 as of December 31, 2024 and 2023 respectively. The effects resulting from the share in the profit (loss) of this joint venture for the years ended December 31, 2024 and 2023 for an amount to ThUS$ (758) and ThUS$ 107, and are included within “other (losses) gains”.

	Share on other comprehensive income joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	(577)	2,450	674	1,914	(4,114)	8,882
Pavoni & C. Spa	(276)	139	(210)	(87)	535	260
Covalent Lithium Pty Ltd. (*)	265	1,583	90	(493)	1,690	90
Total	(588)	4,172	554	1,334	(1,889)	9,232

Schedule of dividends received from joint ventures

					Dividends received for the year ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	Production and commercialization of specialty plant, animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	12,500	—	—
Pavoni & C. Spa	Production of specialty fertilizers and others for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania -CT, Sicilia	Italy	50%	218	—	—
Covalent Lithium Pty Ltd.	Development and operation of the Mt. Holland Lithium project, which will include the construction of a lithium extraction and refining mine.	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	—	—	—
SQM Vitas Brasil Agroindustria (*)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	—%	—	—	—
SQM Vitas Perú S.A.C. (**)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	—%	—	—	—
Pirra Lithium Pty Ltd.	Exploration and development of lithium assets..	Suite 12, 11 Ventnor Avenue, West Perth, WA 6605.	Australia	40.0%	—	—	—
Azure Minerals (***)	In charge of the development of the world-class Andover lithium deposits.	51 Point Samson-Roebourne Rd, Roebourne WA 6718	Australia	50.0%	—	—	—
Total					12,718	—	—
(*) As of December 31, 2023, the investment in SQM Vitas Brasil Agroindustria was sold.
(**) As of March 27, 2024, all SQM Vitas Perú S.A.C. shares had been acquired by the Company. As of December 31, 2023, Vitas Fzco's ownership interest in SQM Vitas Peru was 99.99999%.
(***) SH Mining Pty Ltd. holds 30.57% interest in Azure Minerals.

Schedule of assets, liabilities, revenue and expenses from joint ventures
The information disclosed reflects the amounts presented in the financial statements of the relevant joint ventures and not the Company's share of those amounts.

	As of December 31, 2024				For the year ended December 31, 2024
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	16,882	—	38	—	—	(5,970)	—	(5,970)
SQM Vitas Perú S.A.C. (*)	39,072	8,578	33,547	196	17,672	1,731	—	1,731
Pavoni & C. Spa (*)	11,416	5,919	7,855	877	23,878	379	(229)	150
Covalent Lithium Pty Ltd.	10,576	915	11,868	2,141	—	(1,516)	—	(1,516)
Pirra Lithium Pty Ltd.	2,720	2,006	10	—	—	3	—	3
Azure Mineral	32,907	9,071	3,561	24,254	—	—	—	—
Total	113,573	26,489	56,879	27,468	41,550	(5,373)	(229)	(5,602)

	As of December 31, 2023				For the year ended December 31, 2023
	Assets		Liabilities			Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture	Current	Non-current	Current	Non-current	Revenue
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	34,056	—	52	—	—	359	—	359
SQM Vitas Brasil Agroindustria (*)	—	—	—	—	—	—	—	—
SQM Vitas Perú S.A.C. (*)	40,327	8,954	36,898	220	53,477	(4,603)	—	(4,603)
Pavoni & C. Spa (*)	11,879	6,407	8,146	814	21,439	792	115	907
Covalent Lithium Pty Ltd.	6,980	2,602	7,106	4,009	—	215	—	215
Pirra Lithium Pty Ltd.	—	—	—	—	—	—	—	—
Total	93,242	17,963	52,202	5,043	74,916	(3,237)	115	(3,122)

	For the year ended December 31, 2022
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture
	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	—	165	—	165
SQM Vitas Brasil Agroindustria (*)	162,026	11,670	602	12,272
SQM Vitas Perú S.A.C. (*)	61,387	4,586	—	4,586
Pavoni & C. Spa (*)	18,066	939	(344)	595
Covalent Lithium Pty Ltd.	—	(2,648)	—	(2,648)
Total	241,479	14,712	258	14,970

(*) The financial figures exclude consolidation adjustments (unrealized gains and losses)

Schedule of other joint venture information

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	10,807	28,012	—	—	—	—
SQM Vitas Brasil Agroindustria	—	—	—	—	—	—
SQM Vitas Perú S.A.C.	1,092	2,318	—	—	—	—
Pavoni & C. Spa	493	838	2,809	2,043	—	—
Covalent Lithium Pty Ltd.	1,403	1,865	—	—	—	—
Pirra Lithium Pty Ltd.	2,718	—	—	—	—	—
Azure Minerals	26,678	—	—	—	—	—
Total	43,191	33,033	2,809	2,043	—	—

	Depreciation and amortization expense for the year ending		Interest expense for the year ending		Income tax benefit (expense) for the year ending
Joint Venture	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	—	(1)	(1)	—	—
SQM Vitas Brasil Agroindustria	—	—	—	—	—	—
SQM Vitas Perú S.A.C.	(109)	(513)	(70)	(220)	(342)	2,013
Pavoni & C. Spa	(99)	(213)	(375)	(418)	(184)	(392)
Covalent Lithium Pty Ltd.	(252)	(691)	(20)	(16)	(1,364)	(107)
Pirra Lithium Pty Ltd.	—	—	—	—	—	—
Azure Minerals	—	—	—	—	—	—
Total	(460)	(1,417)	(466)	(655)	(1,890)	1,514